Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2025	2024	2023
Interest expenses on bank borrowings	40,925	13,729	5,187
Interest expenses on lease liabilities	246	166	-
Total finance costs	41,171	13,895	5,187